SHARE-BASED PAYMENTS - (Schedule of Assumptions Used to Estimate Fair Value) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assumptions used to Determine Fair Value Options [Line Items]
Weighted average expected life	0 years	0 years	8 years 1 month 24 days
Estimated forfeiture rate			0.00%
Minimum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate			1.50%
Dividend yield			8.35%
Expected volatility range			59.88%
Fair value of ordinary share			4.10
Suboptimal exercise factor			1.5
Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate			1.80%
Dividend yield			11.15%
Expected volatility range			61.64%
Fair value of ordinary share			9.00
Suboptimal exercise factor			2.5